CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Gross sales	$ 553,334	$ 275,082	$ 2,023,352	$ 1,847,702
Less: Sales rebates, discounts, and allowances	45,165	10,360	124,122	103,262
Net sales	508,169	264,722	1,899,230	1,744,440
Cost of goods sold	467,618	193,309	1,556,140	1,504,146
Gross profit	40,551	71,413	343,090	240,294
Operating expenses:
General and administrative expenses	777,665	219,423	1,946,270	1,073,867
Selling and marketing expenses	486,543	207,781	1,449,049	2,207,510
Total operating expenses	1,264,208	427,204	3,395,319	3,281,377
Operating Loss	(1,223,657)	(355,791)	(3,052,229)	(3,041,083)
Other expenses:
Other expense			(3,327)	0
Interest expense	(193,413)	(22,875)	(124,713)	(110,298)
Total other expenses			(128,040)	(110,298)
Net loss	$ (1,417,070)	$ (378,666)	$ (3,180,269)	$ (3,151,381)
Weighted average number of common shares outstanding - basic and diluted (in shares)	4,720,929	2,633,334	3,744,931	2,633,334
Basic and diluted net loss per share (in dollars per share)	$ (0.30)	$ (0.14)	$ (0.85)	$ (1.20)